Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives

The Company depreciates its property and equipment for financial reporting purposes using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Building	40 years
Building improvements	15 years
Land improvements	15 years
Machinery & equipment	5 years

Schedule of Property and Equipment

Property and equipment consisted of the following as of December 31, 2025 and 2024:

	2025	2024
Land improvements	$60,137	$60,137
Buildings	1,302,401	1,302,401
Building improvements	2,275,583	2,275,583
Machinery and equipment	2,204,815	2,087,003
Total property and equipment	5,842,936	5,725,124
Less: accumulated depreciation	(3,820,893)	(3,630,588)
Property and equipment, net	$2,022,043	$2,094,536

Schedule of Intangible Assets	Intangible assets consisted of the following as of December 31, 2025 and 2024:
	December 31, 2025	December 31, 2024
Issued patents
Gross carrying amount	$1,585,894	$1,507,352
Less: accumulated amortization	(749,467)	(645,337)
Issued patents, net	836,427	862,015
Patents pending (not amortized)	1,155,196	1,110,815
Total intangible assets, net	$1,991,623	$1,972,830

Schedule of Potentially Dilutive Common Stock Equivalents

The following table presents potentially dilutive common stock equivalents that have been excluded from the calculation of dilutive loss per share as their inclusion would be anti-dilutive at December 31, 2025:

December 31, 2025
HBC Holdback Shares	4,000
Warrants – Public	123,500
Warrants – Private	108,100
Warrants – Series A	508,857
Stock-based compensation – equity awards	19,333
Stock-based compensation – warrants	12,000
Total common stock equivalents excluded from dilutive loss per share	775,790

The following table presents potentially dilutive common stock equivalents that have been excluded from the calculation of dilutive loss per share as their inclusion would be anti-dilutive at December 31, 2024:

December 31, 2024
HBC Holdback Shares	4,000
Warrants – Public	123,500
Warrants – Private	108,100
Warrants – Series A	167,976
Warrants – Series C	488,699
Warrants – Series D	244,349
HBC Earnout Shares	450,000
Total common stock equivalents excluded from dilutive loss per share	1,586,624